Construction in Process (Details) - Schedule of construction in process - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Schedule Of Construction In Process Abstract
Factory	$ 163,153	$ 183,078
Retail outlet	180,000	180,000
Construction in process, total	$ 343,153	$ 363,078